8. Related Parties (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SummaryOfRelatedPartiesLineItems [Line Items]
Loans assets	R$ 490	R$ 490
Loans liabilities	4,185	4,272
Commercial transactions receivables	1,067	7,259
Commercial transactions payables	23,719	25,540
Commercial transactions, sales and services	7,245	13,335	R$ 18,211
Commercial transactions purchases	1,022,997	977,510	627,367
Oxicap Industria de Gases
SummaryOfRelatedPartiesLineItems [Line Items]
Loans assets	0	0
Loans liabilities	0	0
Commercial transactions receivables	0	0
Commercial transactions payables	1,489	1,534
Commercial transactions, sales and services	6	6	6
Commercial transactions purchases	18,108	18,079	12,353
Quimica da Bahia Industria e Comercio
SummaryOfRelatedPartiesLineItems [Line Items]
Loans assets	0	0
Loans liabilities	2,946	2,946
Commercial transactions receivables	0	0
Commercial transactions payables	0	0
ConectCar Solucoes de Mobilidade Eletronica
SummaryOfRelatedPartiesLineItems [Line Items]
Loans assets	0	0
Loans liabilities	0	0
Commercial transactions receivables	1,067	7,259
Commercial transactions payables	31	5,820
Commercial transactions, sales and services	7,239	13,329	18,205
Commercial transactions purchases	859	1,424	0
Refinaria de Petroleo Riograndense
SummaryOfRelatedPartiesLineItems [Line Items]
Loans assets	0	0
Loans liabilities	0	0
Commercial transactions receivables	0	0
Commercial transactions payables	22,199	18,186
Commercial transactions, sales and services	0	0	0
Commercial transactions purchases	1,004,030	958,007	R$ 615,014
Others
SummaryOfRelatedPartiesLineItems [Line Items]
Loans assets	490	490
Loans liabilities	1,239	1,326
Commercial transactions receivables	0	0
Commercial transactions payables	R$ 0	R$ 0